Offerings - Offering: 1	May 14, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,200,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.0018
Maximum Aggregate Offering Price	$ 2,160,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 298.00
Offering Note

(1)	Represents 1,200,000,000 shares of the registrant’s common stock reserved for issuance pursuant to the 2026 Plan.
(2)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate amount of additional shares of the registrant’s common stock that become issuable under the registrant’s 2026 Stock Incentive Plan, as amended (the “2026 Plan”), by reason of any stock dividend, stock split, recapitalization or any similar transaction effected without the receipt of consideration that results in an increase in the number of the registrant’s outstanding shares of common stock.

(3)

Estimated pursuant to Rule 457(c) of the Securities Act, solely for purposes of calculating the registration fee, on the basis of the closing price of the common stock of the Registrant as traded in the over-the-counter market and reported on the OTCID on May 12, 2026.